Fair values	12 Months Ended
Mar. 31, 2025
Fair Values [Abstract]
Fair values
44.
Fair values

Set out below, is a comparison by class of the carrying amounts and fair value of the financial instruments of the Group:

	As at March 31, 2024		As at March 31, 2025		As at March 31, 2025
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
	(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets

Measured at amortised cost
Security deposits	543	543	754	754	9	9
Bank deposits with remaining maturity for more than twelve months	2,888	2,888	2,433	2,433	28	28
Trade receivables	21,856	21,856	24,268	24,268	284	284
Cash and cash equivalents	27,021	27,021	40,419	40,419	473	473
Bank balances other than cash and cash equivalents	50,706	50,706	40,099	40,099	469	469
Advances recoverable	1,449	1,449	634	634	7	7
Interest accrued on fixed deposits	1,003	1,003	900	900	11	11
Interest accrued on loans to related parties	4	4	15	15	0	0
Government grant receivable	322	322	288	288	3	3
Deferred consideration receivable	1,026	1,026	385	385	5	5
Loans to related parties	232	232	284	284	3	3
Other current financial assets	438	438	554	554	6	6

Measured at fair value through profit or loss
Investments	2,325	2,325	1,342	1,342	16	16

Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	3,566	3,566	7,398	7,398	87	87

Financial liabilities
Measured at amortised cost
Interest-bearing loans and borrowings - long term	595,664	585,787	642,691	631,249	7,524	7,389
Interest accrued	2,957	2,957	5,405	5,405	63	63
Capital creditors	40,092	40,092	32,545	32,545	381	381
Purchase consideration payable	44	44	44	44	1	1
Liability for operation and maintenance	2,193	2,193	1,323	1,323	15	15
Interest-bearing loans and borrowings - short term	51,652	51,652	80,327	80,327	940	940
Trade payables	9,094	9,094	8,173	8,173	96	96

Financial liabilities at fair value
Liability for put options with non-controlling interests	5,935	5,935	6,370	6,370	75	75

Financial liabilities at fair value through profit or loss
Derivative instruments - share warrants	772	772	190	190	2	2

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	546	546	857	857	10	10

The management of the Group assessed that cash and cash equivalents, trade receivables (current), bank balances other than cash and cash equivalents, short term loans, trade payables, short term interest-bearing loans and borrowings, other current financial liabilities and other current financial assets approximate their carrying amounts largely due to the short-term maturities of these instruments.

For all other instruments, following methods and assumptions were used to estimate the fair values:

i)
Fair values of the Group’s interest bearing loans and borrowings including current maturities are determined by using Discounted Cash Flow (DCF) method using discount rate that reflects the issuer’s borrowing rate (prevailing interest rate in the market) as at the end of the reporting period. They are classified as level 3 fair values in the fair value hierarchy due to the inclusion of unobservable inputs including credit risk. The non-performance risk as at March 31, 2025 and 2024 was assessed to be insignificant.
ii)
Fair values of the liability component of compulsory convertible debentures and optionally convertible debentures are determined by using DCF method using discount rate that reflects the borrowing rate (prevailing interest rate in the market) as at the end of the reporting period. They are classified as level 3 fair values in the fair value hierarchy due to the inclusion of unobservable inputs including own credit risk. The own non-performance risk as at March 31, 2025 and 2024 was assessed to be insignificant.
iii)
Fair values of the non-current trade receivables, bank deposits and security deposits given are determined by using DCF method using discount rate that reflects the lending rate (prevailing interest rate in the market) as at the end of the reporting period. They are classified as level 3 fair values in fair value hierarchy due to inclusion of unobservable inputs including counterparty credit risk.
iv)
The Group enter into derivative financial instruments with various counterparties, principally financial institutions with investment grade credit ratings. Cross currency interest rate swaps are valued using valuation techniques, which employs the use of market observable inputs. The models incorporate various fair value level 2 inputs including the credit quality of counterparties, foreign exchange spot and forward rates, yield curves of the currency, interest rate curves and forward rate curves of the underlying instrument. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships.